UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Fund

The schedules are not audited.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
Investment Companies: 8.5%
9,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.292%,due 07/01/16	$9,000,000	4.2
8,000,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.296%,due 07/01/16	8,000,000	3.8
1,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.268%,due 07/01/16	1,000,000	0.5
	Total Investment Companies
	(Cost $18,000,000)	18,000,000	8.5

U.S. Government Agency Debt: 37.9%
1,125,000	Fannie Mae Discount Notes, 0.285%,due 08/10/16	1,124,567	0.5
500,000	Fannie Mae Discount Notes, 0.289%,due 08/01/16	499,879	0.2
350,000	Fannie Mae Discount Notes, 0.306%,due 09/06/16	349,805	0.2
450,000	Fannie Mae Discount Notes, 0.408%,due 10/06/16	449,515	0.2
750,000	Fannie Mae Discount Notes, 0.423%,due 11/14/16	748,824	0.4
2,500,000	Fannie Mae Discount Notes, 0.428%,due 11/01/16	2,496,412	1.2
540,000	Fannie Mae Discount Notes, 0.510%,due 10/17/16	539,190	0.3
1,610,000	Fannie Mae, 0.375%,due 07/05/16	1,610,001	0.8
500,000	Fannie Mae, 0.468%,due 07/20/17	499,947	0.2
1,263,000	Fannie Mae, 1.250%,due 09/28/16	1,265,443	0.6
100,000	Fannie Mae, 5.375%,due 06/12/17	104,355	0.0
400,000	Federal Farm Credit Banks, 0.404%,due 02/21/17	399,925	0.2
4,000,000	Federal Farm Credit Banks, 0.414%,due 04/03/17	3,998,512	1.9
10,500,000	Federal Farm Credit Banks, 0.450%,due 10/21/16	10,499,999	4.9
6,750,000	Federal Farm Credit Banks, 0.460%,due 12/19/16	6,750,318	3.2
1,050,000	Federal Farm Credit Banks, 0.477%,due 10/11/16	1,049,977	0.5
4,250,000	Federal Farm Credit Banks, 0.490%,due 03/22/17	4,250,466	2.0
250,000	Federal Farm Credit Banks, 0.500%,due 07/03/17	249,848	0.1
400,000	Federal Farm Credit Banks, 0.730%,due 06/19/17	399,653	0.2
500,000	Federal Farm Credit Banks, 5.200%,due 09/15/16	504,894	0.2
1,150,000	Federal Farm Credit Discount Notes, 0.521%,due 12/27/16	1,147,084	0.5
2,250,000	Federal Farm Credit Discount Notes, 0.593%,due 02/22/17	2,241,445	1.0
500,000	Federal Farm Credit Discount Notes, 0.650%,due 02/03/17	498,071	0.2
4,000,000	Federal Home Loan Bank Discount Notes, 0.346%,due 08/05/16	3,998,678	1.9
2,000,000	Federal Home Loan Bank Discount Notes, 0.418%,due 09/14/16	1,998,292	0.9
100,000	Federal Home Loan Bank Discount Notes, 0.469%,due 08/31/16	99,922	0.0
3,000,000	Federal Home Loan Banks, 0.405%,due 11/10/16	2,999,892	1.4
2,800,000	Federal Home Loan Banks, 0.443%,due 01/27/17	2,800,000	1.3
1,250,000	Federal Home Loan Banks, 0.467%,due 06/01/17	1,250,000	0.6
2,250,000	Federal Home Loan Banks, 0.477%,due 03/01/17	2,250,000	1.1
1,250,000	Federal Home Loan Banks, 0.481%,due 05/16/17	1,249,689	0.6
250,000	Federal Home Loan Banks, 2.000%,due 09/09/16	250,741	0.1
250,000	Federal Home Loan Mortgage Corp., 0.452%,due 01/13/17	250,046	0.1
350,000	Federal Home Loan Mortgage Corp., 0.493%,due 04/27/17	350,143	0.2
632,000	Freddie Mac Discount Notes, 0.333%,due 08/19/16	631,699	0.3
1,300,000	Freddie Mac Discount Notes, 0.403%,due 10/17/16	1,298,459	0.6
3,000,000	Freddie Mac Discount Notes, 0.459%,due 11/25/16	2,994,487	1.4

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
4,000,000	Freddie Mac Discount Notes, 0.459%,due 12/14/16	$3,991,700	1.9
4,250,000	Freddie Mac Discount Notes, 0.469%,due 09/15/16	4,245,873	2.0
6,000,000	Freddie Mac Discount Notes, 0.490%,due 10/04/16	5,992,400	2.8
1,350,000	Freddie Mac Discount Notes, 0.498%,due 10/03/16	1,348,275	0.6
250,000	Freddie Mac Discount Notes, 0.511%,due 01/05/17	249,347	0.1
1,000,000	Freddie Mac Discount Notes, 0.510%,due 12/01/16	997,875	0.5
	Total U.S. Government Agency Debt
	(Cost $80,925,648)	80,925,648	37.9

U.S. Treasury Debt: 25.2%
34,588,000	United States Treasury Bill, 0.271%,due 09/29/16	34,565,114	16.2
10,500,000	United States Treasury Floating Rate Note, 0.334%,due 04/30/17	10,499,874	4.9
4,250,000	United States Treasury Floating Rate Note, 0.337%,due 07/31/17	4,250,278	2.0
4,500,000	United States Treasury Note, 1.000%,due 10/31/16	4,509,561	2.1
	Total U.S. Treasury Debt
	(Cost $53,824,827)	53,824,827	25.2

U.S. Treasury Repurchase Agreement: 11.9%
25,378,000	Deutsche Bank Repurchase Agreement dated 6/30/2016, 0.400%, due 7/1/16, $25,378,282 to be received upon repurchase (Collateralized by $20,368,000, U.S. Treasury Note, 1.750%-3.625%, Market Value plus accrued interest $25,885,561 due 1/31/23-2/15/44)	25,378,000	11.9

	Total U.S. Treasury Repurchase Agreement
	(Cost $25,378,000)	25,378,000	11.9

	Total Investments in Securities (Cost $178,128,475)	$178,128,475	83.5
	Assets in Excess of Other Liabilities	35,189,899	16.5
	Net Assets	$213,318,374	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$53,824,827	$–	$53,824,827
U.S. Treasury Repurchase Agreement	–	25,378,000	–	25,378,000
Investment Companies	18,000,000	–	–	18,000,000
U.S. Government Agency Debt	–	80,925,648	–	80,925,648
Total Investments, at fair value	$18,000,000	$160,128,475	$–	$178,128,475

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 26, 2016